BASIC AND DILUTED LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2025
Earnings (Loss) per share
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Weighted-average numbers of Common Shares - basic	218,996	196,668	216,262	188,864
Effect of Dilutive Securities:
RSUs	-	-	-	-
Options	-	-	-	-
Weighted-average numbers of Common Shares - diluted	218,996	196,668	216,262	188,864
Loss per share
Basic loss per share	$(0.00)	$(0.01)	$(0.02)	$(0.11)
Diluted loss per share	$(0.00)	$(0.01)	$(0.02)	$(0.11)

SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Options	11,381	15,662	11,381	15,662
RSU	17,396	27,097	17,396	27,097
Total	28,777	42,759	28,777	42,759